UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-22047

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Dynamic Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2011
DATE OF REPORTING PERIOD: July 31, 2011

Calamos Global Dynamic Income Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (24.0%)
		Consumer Discretionary (4.0%)
556,000		Cooper Tire & Rubber Company 8.000%, 12/15/19	$582,410
		DISH Network Corp.
2,000,000		7.125%, 02/01/16µ	2,145,000
500,000		7.875%, 09/01/19	551,875
1,000,000		Exide Technologies* 8.625%, 02/01/18	1,025,000
1,000,000		Goodyear Tire & Rubber Company 8.250%, 08/15/20	1,102,500
		Jaguar Land Rover, PLC*
1,500,000		7.750%, 05/15/18	1,530,000
1,000,000		8.125%, 05/15/21	1,017,500
2,000,000		Jarden Corp. 8.000%, 05/01/16	2,180,000
2,000,000		Liberty Media Corp. 8.500%, 07/15/29	2,000,000
1,000,000		Live Nation Entertainment, Inc.* 8.125%, 05/15/18	1,022,500
2,000,000		MGM Resorts International 7.500%, 06/01/16	1,960,000
1,000,000		NetFlix, Inc. 8.500%, 11/15/17	1,135,000
915,000		Perry Ellis International, Inc. 7.875%, 04/01/19	956,175
2,210,000		Royal Caribbean Cruises, Ltd. 7.500%, 10/15/27	2,243,150
		Service Corp. International
1,000,000		8.000%, 11/15/21	1,110,000
1,000,000		7.000%, 05/15/19	1,072,500
1,000,000		Speedway Motorsports, Inc. 8.750%, 06/01/16	1,095,000
350,000		Wynn Las Vegas, LLC~ 7.750%, 08/15/20	388,500

			23,117,110

		Consumer Staples (0.6%)
333,000		Constellation Brands, Inc. 8.375%, 12/15/14	383,783
564,000		Darling International, Inc. 8.500%, 12/15/18	623,925
50,000		Elizabeth Arden, Inc. 7.375%, 03/15/21	52,250
2,000,000		Smithfield Foods, Inc. 7.750%, 07/01/17	2,125,000

			3,184,958

		Energy (6.5%)
3,500,000	NOK	Aker Solutions, ASA 8.700%, 06/26/14	700,506
1,134,000		Basic Energy Services, Inc.* 7.750%, 02/15/19	1,165,185
2,000,000		Berry Petroleum Companyµ 8.250%, 11/01/16	2,100,000
2,000,000		Bristow Group, Inc. 7.500%, 09/15/17	2,105,000
2,500,000		Calfrac Holdings, LP* 7.500%, 12/01/20	2,581,250
2,500,000		Carrizo Oil & Gas, Inc.µ 8.625%, 10/15/18	2,675,000
2,000,000		Chesapeake Energy Corp. 9.500%, 02/15/15	2,360,000
2,000,000		Clayton Williams Energy, Inc.* 7.750%, 04/01/19	1,955,000
2,000,000		Complete Production Services, Inc. 8.000%, 12/15/16	2,110,000
2,850,000		Comstock Resources, Inc. 8.375%, 10/15/17	3,035,250
2,170,000		Concho Resources, Inc. 8.625%, 10/01/17	2,397,850
1,000,000		Frontier Oil Corp. 8.500%, 09/15/16	1,077,500
500,000		GulfMark Offshore, Inc. 7.750%, 07/15/14	506,875
360,000		HollyFrontier Corp. 9.875%, 06/15/17	405,900
1,470,000		Hornbeck Offshore Services, Inc.µ 8.000%, 09/01/17	1,510,425
2,000,000		Pride International, Inc. 8.500%, 06/15/19	2,586,786
2,000,000		SEACOR Holdings, Inc. 7.375%, 10/01/19	2,212,136
2,000,000		SESI, LLC 6.875%, 06/01/14	2,037,500
		Swift Energy Company
1,700,000		8.875%, 01/15/20	1,861,500
515,000		7.125%, 06/01/17	533,025
1,000,000		Trinidad Drilling, Ltd.* 7.875%, 01/15/19	1,055,000
200,000		Unit Corp. 6.625%, 05/15/21	203,000

			37,174,688

		Financials (0.7%)
500,000		Janus Capital Group, Inc.µ 6.700%, 06/15/17	554,573
1,980,000		Leucadia National Corp.µ 8.125%, 09/15/15	2,187,900
400,000		7.000%, 08/15/13	430,000
1,050,000		OMEGA Healthcare Investors, Inc. 7.500%, 02/15/20	1,127,438

			4,299,911

		Health Care (2.8%)
2,000,000		Bio-Rad Laboratories, Inc. 8.000%, 09/15/16	2,247,500
500,000		Community Health Systems, Inc. 8.875%, 07/15/15	518,125
2,000,000		Endo Pharmaceuticals Holdings, Inc.* 7.000%, 07/15/19	2,105,000

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

2,000,000		Giant Funding Corp.* 8.250%, 02/01/18	$2,115,000
		HealthSouth Corp.
500,000		7.750%, 09/15/22	535,000
500,000		7.250%, 10/01/18	526,250
		Mylan, Inc.*
990,000		7.625%, 07/15/17	1,091,475
500,000		7.875%, 07/15/20	557,500
3,379,000		Teleflex, Inc. 6.875%, 06/01/19	3,497,265
		Valeant Pharmaceuticals International, Inc.*
1,300,000		7.000%, 10/01/20	1,261,000
800,000		7.250%, 07/15/22	774,000
250,000		6.750%, 10/01/17	245,625
569,000		Warner Chilcott Company, LLC* 7.750%, 09/15/18	577,535

			16,051,275

		Industrials (3.5%)
1,825,000		Abengoa, SA* 8.875%, 11/01/17	1,843,250
1,000,000		Belden, Inc.µ 7.000%, 03/15/17	1,030,000
781,000		Boart Longyear Management Pty., Ltd.* 7.000%, 04/01/21	806,382
900,000		Clean Harbors, Inc. 7.625%, 08/15/16	960,750
2,500,000		Deluxe Corp.~ 7.375%, 06/01/15	2,587,500
688,000		Dycom Investments, Inc. 7.125%, 01/15/21	705,200
1,226,000		General Cable Corp.µ 7.125%, 04/01/17	1,268,910
502,000		Interline Brands, Inc. 7.000%, 11/15/18	515,805
1,105,000		Kansas City Southern 13.000%, 12/15/13	1,292,850
2,000,000		Manitowoc Company, Inc.µ 7.125%, 11/01/13	2,010,000
		Oshkosh Corp.
1,290,000		8.500%, 03/01/20	1,409,325
210,000		8.250%, 03/01/17	227,850
2,000,000		SPX Corp. 7.625%, 12/15/14	2,230,000
1,500,000		Terex Corp. 8.000%, 11/15/17	1,535,625
680,000		Triumph Group, Inc. 8.000%, 11/15/17	731,000
1,280,000		Tutor Perini Corp. 7.625%, 11/01/18	1,238,400

			20,392,847

		Information Technology (3.4%)
		Advanced Micro Devices, Inc.
1,000,000		7.750%, 08/01/20	1,057,500
640,000		8.125%, 12/15/17	683,200
3,000,000		Amkor Technology, Inc.* 6.625%, 06/01/21	2,970,000
1,738,000		Audatex North America, Inc.* 6.750%, 06/15/18	1,794,485
2,000,000		EH Holding Corp.* 7.625%, 06/15/21	2,070,000
		Equinix, Inc.
2,500,000		7.000%, 07/15/21	2,606,250
400,000		8.125%, 03/01/18µ	442,000
210,000		Hynix Semiconductor, Inc.* 7.875%, 06/27/17	223,902
2,500,000		iGATE Corp.* 9.000%, 05/01/16	2,512,500
2,500,000		Jabil Circuit, Inc.µ 8.250%, 03/15/18	2,881,250
1,435,000		MEMC Electronic Materials, Inc.* 7.750%, 04/01/19	1,377,600
1,000,000		ViaSat, Inc. 8.875%, 09/15/16	1,055,000

			19,673,687

		Materials (0.5%)
967,000		Clearwater Paper Corp. 7.125%, 11/01/18	1,014,141
		Steel Dynamics, Inc.
1,675,000		7.750%, 04/15/16µ	1,779,687
325,000		7.625%, 03/15/20	350,188

			3,144,016

		Telecommunication Services (1.6%)
		Frontier Communications Corp.
2,000,000		9.000%, 08/15/31	2,077,500
500,000		8.250%, 04/15/17	551,250
2,130,000		MetroPCS Wireless, Inc. 7.875%, 09/01/18	2,276,438
2,000,000		Qwest Communications International, Inc. 7.750%, 02/15/31	2,060,000
2,000,000		Windstream Corp. 7.500%, 04/01/23	2,042,500

			9,007,688

		Utilities (0.4%)
2,000,000		NRG Energy, Inc.* 7.875%, 05/15/21	2,020,000

		TOTAL CORPORATE BONDS (Cost $130,608,961)	138,066,180

CONVERTIBLE BONDS (15.6%)
		Consumer Discretionary (0.8%)
1,000,000		Coinstar, Inc. 4.000%, 09/01/14	1,411,250
6,000,000	HKD	Hengdeli Holdings, Ltd. 2.500%, 10/20/15	860,421
1,000,000		Interpublic Group of Companies, Inc.µ 4.250%, 03/15/23	1,047,500

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

1,750,000		Liberty Media Corp. (Viacom, CBS Corp. - Class B)§ 3.250%, 03/15/31	$1,513,750

			4,832,921

		Consumer Staples (0.3%)
1,500,000		Smithfield Foods, Inc. 4.000%, 06/30/13	1,764,375

		Energy (2.2%)
2,000,000		Chesapeake Energy Corp.µ 2.750%, 11/15/35	2,337,500
1,000,000		James River Coal Company 4.500%, 12/01/15	1,080,000
1,000,000		Newpark Resources, Inc. 4.000%, 10/01/17	1,167,500
1,300,000		Petrominerales, Ltd. 2.625%, 08/25/16	1,545,375
3,100,000		Subsea 7, SAµ 2.250%, 10/11/13	3,856,418
1,950,000	EUR	Technip, SA 0.500%, 01/01/16	2,680,988

			12,667,781

		Financials (1.6%)
1,300,000	GBP	Aberdeen Asset Management, PLC 3.500%, 12/17/14	2,670,753
4,000,000		Affiliated Managers Group, Inc.µ 3.950%, 08/15/38	4,495,000
2,000,000		PHH Corp.µ 4.000%, 09/01/14	2,095,000

			9,260,753

		Health Care (2.8%)
3,000,000		Cephalon, Inc.µ 2.500%, 05/01/14	3,701,250
2,000,000		Charles River Laboratories International, Inc. 2.250%, 06/15/13	2,092,500
2,000,000		LifePoint Hospitals, Inc. 3.500%, 05/15/14	2,107,500
6,500,000		Shire, PLCµ 2.750%, 05/09/14	7,912,781

			15,814,031

		Industrials (0.6%)
600,000		Altra Holdings, Inc.* 2.750%, 03/01/31	624,000
1,800,000	EUR	MTU Aero Engines Holdings, AGµ 2.750%, 02/01/12	2,847,748

			3,471,748

		Information Technology (4.9%)
3,550,000	GBP	Autonomy Corp., PLCµ 3.250%, 03/04/15	6,532,324
2,850,000	EUR	Cap Gemini, SA 1.000%, 01/01/12	1,735,182
2,000,000		Ciena Corp. 0.875%, 06/15/17	1,630,000
2,000,000		Equinix, Inc. 3.000%, 10/15/14	2,260,000
5,500,000		Intel Corp.µ 2.950%, 12/15/35	5,678,750
1,500,000		Mentor Graphics Corp.* 4.000%, 04/01/31	1,451,250
1,650,000		Micron Technology, Inc. 1.875%, 06/01/27	1,619,063
1,900,000	EUR	Nexans, SA 1.500%, 01/01/13	2,307,309
300,000		Photronics, Inc.* 3.250%, 04/01/16	319,125
1,000,000		Quantum Corp.* 3.500%, 11/15/15	993,750
2,790,000		Xilinx, Inc. 2.625%, 06/15/17	3,452,625

			27,979,378

		Materials (2.0%)
1,200,000		Anglo American, PLC 4.000%, 05/07/14	2,124,991
1,500,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	1,738,875
5,450,000		Goldcorp, Inc.µ 2.000%, 08/01/14	6,832,938
1,000,000		Owens-Brockway Glass Container, Inc.* 3.000%, 06/01/15	963,750

			11,660,554

		Utilities (0.4%)
1,700,000	EUR	International Power, PLC 3.250%, 07/20/13	2,519,482

		TOTAL CONVERTIBLE BONDS (Cost $86,129,094)	89,971,023

U.S. GOVERNMENT AND AGENCY SECURITIES (1.0%)
		United States Treasury Note~
4,350,000		1.000%, 03/31/12	4,372,255
1,500,000		0.875%, 01/31/12	1,505,157

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $5,876,674)	5,877,412

SOVEREIGN BONDS (0.8%)
350,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12	2,250,857
2,500,000	NZD	Government of New Zealand 6.000%, 04/15/15	2,345,760

		TOTAL SOVEREIGN BONDS (Cost $3,922,950)	4,596,617

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (3.9%)
		Consumer Staples (0.6%)
16,750		Bunge, Ltd. 4.875%	$1,685,469
150,000		Dole Food Automatic Exch* 7.000%	1,950,000

			3,635,469

		Energy (1.3%)
80,000		Apache Corp.µ 6.000%	5,211,200
1,750		Chesapeake Energy Corp.* 5.750%	2,419,375

			7,630,575

		Financials (1.5%)
65,000		Affiliated Managers Group, Inc.µ 5.150%	2,786,875
2,770		Bank of America Corp.µ 7.250%	2,700,002
13,600		MetLife, Inc. 5.000%	1,059,984
1,600		Wells Fargo & Companyµ 7.500%	1,698,720

			8,245,581

		Industrials (0.2%)
8,573		Stanley Black & Decker, Inc. 4.750%	981,608

		Utilities (0.3%)
32,000		NextEra Energy, Inc. 7.000%	1,632,000

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,190,870)	22,125,233

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (3.4%)+*
		Energy (1.4%)
56,000		Credit Suisse Group (Baker Hughes, Inc.) 8.000%, 01/31/12	4,010,160
125,000		Deutsche Bank, AG (Chesapeake Energy Corp.) 8.000%, 01/24/12	4,122,500

			8,132,660

		Health Care (0.7%)
41,300		Deutsche Bank, AG (Biogen) 8.000%, 12/13/11	3,969,343

		Information Technology (1.3%)
144,009		Barclays Capital, Inc. (EMC Corp.) 8.000%, 12/23/11	3,830,639
93,000		Credit Suisse Group (Autodesk, Inc.) 8.000%, 01/31/12	3,545,160

			7,375,799

		TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $19,953,282)	19,477,802

NUMBER OF
SHARES			VALUE

COMMON STOCKS (82.5%)
		Consumer Discretionary (4.9%)
41,500	EUR	Adidas, AGµ	3,080,594
225,000	JPY	ASICS Corp.	3,411,704
38,500		Carnival Corp.µ	1,282,050
30,000		CBS Corp.µ	821,100
400,000	AUD	Harvey Norman Holdings, Ltd.µ	957,073
140,000	JPY	Nikon Corp.	3,285,575
83,000	JPY	Panasonic Corp.	986,916
9,000	EUR	Porsche Automobil Holding, SEµ	691,614
110,000	JPY	Suzuki Motor Corp.	2,547,713
85,000	CHF	Swatch Group, AG	7,913,425
8,000		Target Corp.µ	411,920
31,000	JPY	Toyota Motor Corp.	1,265,544
46,800		Walt Disney Companyµ	1,807,416

			28,462,644

		Consumer Staples (10.1%)
127,441		Archer-Daniels-Midland Company	3,871,658
96,000	JPY	Asahi Group Holdings, Ltd.	2,031,391
40,000		Avon Products, Inc.µ	1,049,200
53,000	EUR	Beiersdorf, AGµ	3,414,393
92,500		Coca-Cola Companyµ	6,290,925
107,000	BRL	Companhia de Bebidas das Americas	3,159,255
106,500	EUR	Danone, SAµ	7,592,884
160	JPY	Japan Tobacco, Inc.	725,098
12,000		Kimberly-Clark Corp.µ	784,320
225,000	CHF	Nestlé, SAµ	14,332,854
23,000		PepsiCo, Inc.µ	1,472,920
45,000		Procter & Gamble Companyµ	2,767,050
52,000	GBP	Reckitt Benckiser Group, PLCµ	2,942,477
30,750		Sysco Corp.µ	940,642
53,000	GBP	Unilever, PLCµ	1,691,793
1,140,000	MXN	Wal-Mart de Mexico, SAB de CVµ	3,147,862
42,000		Wal-Mart Stores, Inc.µ	2,213,820

			58,428,542

		Energy (10.0%)
10,000		Apache Corp.µ	1,237,200
875,000	GBP	BP, PLCµ	6,594,558
26,000		Chevron Corp.µ	2,704,520

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

1,600,000	HKD	CNOOC, Ltd.	$3,561,619
40,000		ConocoPhillipsµ	2,879,600
23,500		Devon Energy Corp.µ	1,849,450
95,000	EUR	ENI, S.p.A.µ	2,064,449
180,000	CAD	Ensign Energy Services, Inc.	3,877,126
82,500		Exxon Mobil Corp.µ	6,582,675
46,500		Halliburton Companyµ	2,544,945
31,000		Marathon Oil Corp.µ	960,070
15,500		Marathon Petroleum Corp.	678,745
24,000		Noble Corp.	884,880
15,000		Occidental Petroleum Corp.µ	1,472,700
2,350,000	HKD	PetroChina Company, Ltd. - Class H	3,353,168
57,500	NOK	Petroleum Geo-Services, ASAµ#	932,532
82,300	GBP	Royal Dutch Shell, PLCµ	3,014,615
22,000		Schlumberger, Ltd.	1,988,140
73,000	CAD	Suncor Energy, Inc.	2,797,907
34,000	EUR	Technip, SA	3,722,859
74,000	EUR	TOTAL, SAµ	3,999,578

			57,701,336

		Financials (6.7%)
440,000	GBP	Aberdeen Asset Management, PLC	1,586,910
27,500		Aflac, Inc.µ	1,266,650
4,000		American International Group, Inc.µ#	114,800
95,000	AUD	ASX, Ltd.µ	3,115,973
135,000	EUR	Banco Santander, SAµ	1,420,914
105,000		Bank of America Corp.µ	1,019,550
41,000		Bank of New York Mellon Corp.µ	1,029,510
18,700	EUR	BNP Paribas, SAµ	1,212,766
18,961		Citigroup, Inc.	726,965
29,000	EUR	Deutsche Böerse, AG#	2,153,510
12,000		Franklin Resources, Inc.µ	1,523,520
19,000		Hartford Financial Services Group, Inc.µ	444,980
100,000	HKD	Hong Kong Exchanges and Clearing, Ltd.	2,062,943
77,500		JPMorgan Chase & Companyµ	3,134,875
80,000	CHF	Julius Baer Group, Ltd.µ#	3,399,129
99,000		Manulife Financial Corp.µ	1,573,110
16,000		MetLife, Inc.µ	659,360
98,000	CAD	Power Financial Corp.µ	2,891,433
8,500		Prudential Financial, Inc.µ	498,780
140,000	GBP	Standard Chartered, PLC	3,566,356
23,500		T. Rowe Price Group, Inc.µ	1,334,800
14,000		Travelers Companies, Inc.µ	771,820
37,250		Wells Fargo & Companyµ	1,040,765
8,300	CHF	Zurich Financial Services, AGµ#	1,973,761

			38,523,180

		Health Care (11.4%)
15,000		Abbott Laboratoriesµ	769,800
83,000		Bristol-Myers Squibb Companyµ	2,378,780
29,000	AUD	Cochlear, Ltd.	2,256,564
23,000	DKK	Coloplast, A/S - Class B	3,536,045
65,000		Covidien, PLC	3,301,350
150,000	AUD	CSL, Ltd.µ	5,056,736
88,000	SEK	Elekta, AB - Class Bµ	4,049,772
34,250		Eli Lilly and Companyµ	1,311,775
92,100		Johnson & Johnsonµ	5,967,159
42,000		Medtronic, Inc.µ	1,514,100
144,533		Merck & Company, Inc.µ	4,932,911
79,600	DKK	Novo Nordisk, A/S - Class B	9,736,742
98,000	JPY	OLYMPUS Corp.	3,485,014
246,800		Pfizer, Inc.µ	4,748,432
25,000	CHF	Roche Holding, AGµ	4,486,148
140,000	GBP	Shire, PLCµ	4,859,220
18,500		Stryker Corp.µ	1,005,290
42,000		UnitedHealth Group, Inc.µ	2,084,460

			65,480,298

		Industrials (10.0%)
27,000		3M Companyµ	2,352,780
270,000	CHF	ABB, Ltd.µ#	6,466,963
54,000	EUR	ALSTOMµ	2,842,668
610,000	GBP	BAE Systems, PLCµ	3,036,900
28,000		Boeing Companyµ	1,973,160
35,000	EUR	Bouygues, SAµ	1,322,956
14,000		Danaher Corp.µ	687,540
20,000		Eaton Corp.µ	959,000
14,500		General Dynamics Corp.µ	988,030
242,500		General Electric Companyµ	4,343,175
60,000		Honeywell International, Inc.µ	3,186,000
36,500		Illinois Tool Works, Inc.µ	1,817,700
75,000	JPY	Komatsu, Ltd.	2,341,378
47,000	EUR	Krones, AGµ	3,597,751
10,000		Lockheed Martin Corp.µ	757,300
30,000	EUR	MAN, AG	3,992,999
44,000	EUR	MTU Aero Engines Holdings, AGµ	3,248,333
14,000	EUR	Nexans, SAµ	1,207,964
10,000		Raytheon Companyµ	447,300
40,000	EUR	Royal Philips Electronics, NVµ	993,500
63,500	EUR	Siemens, AGµ	8,115,697
32,000		United Technologies Corp.µ	2,650,880

			57,329,974

		Information Technology (18.8%)
72,000		Accenture, PLC - Class A	4,258,080
22,200		Apple, Inc.µ#	8,668,656
1,350,000	GBP	ARM Holdings, PLCµ	12,872,400
260,000	GBP	Autonomy Corp., PLCµ#	7,154,914
60,000	JPY	Canon, Inc.	2,892,690
29,500	EUR	Cap Gemini, SAµ	1,451,720

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

37,000		Check Point Software Technologies, Ltd.#	$2,133,050
132,500		Dell, Inc.µ#	2,151,800
130,000		eBay, Inc.µ#	4,257,500
65,000		EMC Corp.µ#	1,695,200
6,250		Google, Inc.µ#	3,773,062
121,550	TWD	HTC Corp.	3,615,804
185,000		Intel Corp.µ	4,131,050
15,000		International Business Machines Corp.µ	2,727,750
113,000	JPY	Konami Corp.	2,966,013
285,000	SEK	LM Ericsson Telephone Companyµ	3,579,791
85,000	CHF	Logitech International, SAµ#	816,245
190,000		Microsoft Corp.µ	5,206,000
5,625		Motorola Mobility Holdings, Inc.#	125,888
6,428		Motorola Solutions, Inc.#	288,553
23,000	JPY	Murata Manufacturing Company, Ltd.	1,489,639
20,400	JPY	Nintendo Company, Ltd.	3,235,165
580,000	EUR	NOKia, OYJ	3,372,754
92,000	JPY	Nomura Research Institute, Ltd.	2,192,417
75,000		Oracle Corp.µ	2,293,500
79,893		QUALCOMM, Inc.µ	4,376,539
5,560	KRW	Samsung Electronics Company, Ltd.	4,452,240
110,000	EUR	SAP, AG	6,877,437
42,900	EUR	Software, AG	2,091,114
75,000		Symantec Corp.µ#	1,429,500
635,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	1,578,070

			108,154,541

		Materials (5.5%)
64,000	GBP	Anglo American, PLCµ	3,029,298
154,000	CAD	Barrick Gold Corp.	7,341,776
20,500	EUR	BASF, SEµ	1,851,379
41,000		Dow Chemical Companyµ	1,429,670
36,000		E.I. du Pont de Nemours and Companyµ	1,851,120
135,000	CAD	Goldcorp, Inc.µ	6,455,754
30,000	GBP	Rio Tinto, PLCµ	2,117,663
15,000	CHF	Syngenta, AG#	4,775,022
47,000	NOK	Yara International, ASA	2,684,649

			31,536,331

		Telecommunication Services (4.3%)
187,000		América Móvil, SAB de CVµ	4,824,600
145,000		AT&T, Inc.µ	4,242,700
96,000	EUR	France Telecom, SAµ	1,986,461
475	JPY	KDDI Corp.	3,529,627
700,000	BRL	Tim Participacoes, SA	3,452,945
23,000		Verizon Communications, Inc.µ	811,670
2,157,000	GBP	Vodafone Group, PLCµ	6,048,995

			24,896,998

		Utilities (0.8%)
47,500		Duke Energy Corp.µ	883,500
10,500		Exelon Corp.µ	462,735
45,801	EUR	GDF Suezµ	1,497,735
29,000	EUR	RWE, AG	1,520,317

			4,364,287

		TOTAL COMMON STOCKS (Cost $556,393,682)	474,878,131

NUMBER OF
CONTRACTS			VALUE

PURCHASED OPTIONS (0.2%)#
		Consumer Discretionary (0.2%)
55		Amazon.com, Inc. Call, 01/19/13, Strike $180.00	350,350
85		Priceline.com, Inc. Call, 01/19/13, Strike $520.00	937,975

		TOTAL PURCHASED OPTIONS (Cost $1,040,147)	1,288,325

NUMBER OF
SHARES			VALUE

SHORT TERM INVESTMENT (2.7%)
15,644,568		Fidelity Prime Money Market Fund - Institutional Class (Cost $15,644,568)	15,644,568

TOTAL INVESTMENTS (134.1%) (Cost $839,760,228)			771,925,291

LIABILITIES, LESS OTHER ASSETS (-34.1%)			(196,375,120)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)			$575,550,171

NUMBER OF
SHARES			VALUE

COMMON STOCKS SOLD SHORT (-1.9%)#
		Consumer Discretionary (-0.2%)
(18,800)		Coinstar, Inc.	(918,568)

		Consumer Staples (-0.1%)
(33,000)		Smithfield Foods, Inc.	(726,660)

		Energy (-0.2%)
(25,000)		James River Coal Company	(474,000)
(55,000)		Newpark Resources, Inc.	(510,950)

			(984,950)

		Financials (-0.3%)
(10,100)		Affiliated Managers Group, Inc.	(1,053,733)
(38,500)		PHH Corp.	(722,260)

			(1,775,993)

		Health Care (-0.5%)
(21,000)		Cephalon, Inc.	(1,678,740)

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES		VALUE

(20,500)	Charles River Laboratories International, Inc.	$(810,775)
(19,300)	LifePoint Hospitals, Inc.	(716,030)

		(3,205,545)

	Industrials (-0.1%)
(16,175)	Altra Holdings, Inc.	(359,731)

	Information Technology (-0.5%)
(26,500)	Ciena Corp.	(409,690)
(6,000)	Equinix, Inc.	(626,820)
(39,500)	Mentor Graphics Corp.	(451,485)
(92,000)	Micron Technology, Inc.	(678,040)
(16,520)	Photronics, Inc.	(123,570)
(164,000)	Quantum Corp.	(431,320)

		(2,720,925)

	Materials (0.0%)
(6,300)	Owens-Illinois, Inc.	(145,971)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $10,341,465)	(10,838,343)

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $394,190,679.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2011, the value of 144A securities that could not be exchanged to the registered form is $44,994,171 or 7.8% of net assets applicable to common shareholders.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $6,638,609.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
+	Structured equity-linked securities are designed to simulate the characteristics of the equity security in the parenthetical.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

INTEREST RATE SWAPS

					Unrealized
	Fixed Rate	Floating Rate	Termination	Notional	Appreciation/
Counterparty	(Fund Pays)	(Fund Receives)	Date	Amount	(Depreciation)

BNP Paribas, SA	2.5350% quarterly	3 month LIBOR	03/09/14	$80,000,000	$(4,096,735)

BNP Paribas, SA	2.0200% quarterly	3 month LIBOR	03/09/12	55,000,000	(703,415)

BNP Paribas, SA	1.8525% quarterly	3 month LIBOR	09/14/12	36,900,000	(668,201)

					$(5,468,351)

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

CURRENCY EXPOSURE JULY 31, 2011 (UNAUDITED)
	Value	% of Total Investments

US Dollar	$431,591,963	56.7%

European Monetary Unit	87,415,055	11.5%

British Pound Sterling	67,719,176	8.9%

Swiss Franc	44,163,547	5.8%

Japanese Yen	36,385,884	4.8%

Canadian Dollar	23,363,996	3.1%

Danish Krone	13,272,787	1.7%

Australian Dollar	11,386,346	1.5%

Hong Kong Dollar	9,838,151	1.3%

Brazilian Real	8,863,057	1.1%

Swedish Krona	7,629,563	1.0%

New Taiwanese Dollar	5,193,874	0.7%

South Korean Won	4,452,240	0.6%

Norwegian Krone	4,317,687	0.6%

Mexican Peso	3,147,862	0.4%

New Zealand Dollar	2,345,760	0.3%

Total Investments Net of Common Stocks Sold Short	$761,086,948	100.0%

Currency exposure may vary over time.

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Global Dynamic Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007. The Fund’s investment objective is to generate a high level of current income with a secondary objective of capital appreciation.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2011.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to a Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward foreign currency contracts at July 31, 2011.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2011. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows:

Cost basis of investments	$846,623,465

Gross unrealized appreciation	51,858,445
Gross unrealized depreciation	(126,556,619)

Net unrealized appreciation (depreciation)	$(74,698,174)

NOTE 3 – SHORT SALES

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

NOTE 4 – BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. (as successor to Bank of America N.A.) (“BNP”) that allows the Fund to borrow up to $255,000,000, and a Lending Agreement, as defined below. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest is charged at the quarterly LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. For the period ended July 31, 2011, the average borrowings and the average interest rate were $194,278,388 and 1.09%, respectively. As of July 31, 2011, the amount of such outstanding borrowings was $201,000,000. The interest rate applicable to the borrowings on July 31, 2011 was 0.90%.

The Lending Agreement is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

NOTE 5 – INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 4 – Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 6 – STRUCTURED EQUITY-LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity-linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward foreign currency contract.

NOTE 7 – FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period and no significant transfers between levels occurred during the period.

The following is a summary of the inputs used in valuing the Funds’ holdings at fair value:

	Global Dynamic Income Fund
	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$138,066,180	$—	$138,066,180
Convertible Bonds		89,971,023		$89,971,023
U.S. Government and Agency Securities		5,877,412		$5,877,412
Sovereign Bonds		4,596,617		$4,596,617
Convertible Preferred Stocks	13,283,514	8,841,719		$22,125,233
Structured Equity-Linked Securities		19,477,802		$19,477,802
Common Stocks	205,958,534	268,919,597		$474,878,131
Purchased Options	1,288,325			$1,288,325
Short Term Investment	15,644,568			$15,644,568

Total	$236,174,941	$535,750,350	$—	$771,925,291

Liabilities:
Common Stocks Sold Short	10,838,343			$10,838,343
Interest Rate Swaps		5,468,351		5,468,351

Total	$10,838,343	$5,468,351	$—	$16,306,694

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certification of Principal Executive Officer.

(b)	Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 19, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 19, 2011

By:	/s/ Nimish S. Bhatt

Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 19, 2011